Payden Emerging Markets Bond Fund

Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (99%)
Angola (USD) (2%)
4,720,000	Angolan Government International Bond 144A, 8.00%, 11/26/29 (a)	$3,946
8,925,000	Angolan Government International Bond 144A, 8.25%, 5/09/28 (a)	7,607
6,425,000	Angolan Government International Bond 144A, 9.38%, 5/08/48 (a)	5,289
3,490,000	Angolan Government International Bond 144A, 9.50%, 11/12/25 (a)	3,196

		20,038

Argentina (ARS) (0%)
44,420,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	411

Argentina (USD) (2%)
4,442,500	Argentine Republic Government International Bond, 3.75%, 12/31/38	1,872
4,475,000	Argentine Republic Government International Bond, 5.63%, 1/26/22	1,992
4,240,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	1,776
3,085,000	Argentine Republic Government International Bond, 7.13%, 7/06/36	1,324
2,290,000	Argentine Republic Government International Bond, 7.13%, 6/28/17	958
6,785,000	Argentine Republic Government International Bond, 7.50%, 4/22/26	2,949
11,069,090	Argentine Republic Government International Bond, 8.28%, 12/31/33	5,662
1,940,000	Provincia de Buenos Aires/Argentina 144A, 6.50%, 2/15/23 (a)	839
1,475,000	Provincia de Buenos Aires/Argentina 144A, 7.88%, 6/15/27 (a)	649
4,910,000	Provincia de Cordoba 144A, 7.13%, 6/10/21 (a)	3,364

		21,385

Armenia (USD) (1%)
8,210,000	Republic of Armenia International Bond 144A, 7.15%, 3/26/25 (a)	9,372

Azerbaijan (USD) (0%)
3,570,000	Southern Gas Corridor CJSC 144A, 6.88%, 3/24/26 (a)	4,216

Bahrain (USD) (1%)
1,835,000	Bahrain Government International Bond 144A, 5.63%, 9/30/31 (a)	1,863
1,940,000	Bahrain Government International Bond 144A, 6.75%, 9/20/29 (a)	2,153
3,560,000	Bahrain Government International Bond 144A, 7.00%, 1/26/26 (a)	4,008

		8,024

Belarus (USD) (2%)
1,380,000	Republic of Belarus International Bond 144A, 6.20%, 2/28/30 (a)	1,335
2,795,000	Republic of Belarus International Bond 144A, 6.88%, 2/28/23 (a)	2,835
6,100,000	Republic of Belarus International Bond 144A, 7.63%, 6/29/27 (a)	6,380

Principal or Shares	Security Description	Value (000)

2,450,000	Republic of Belarus Ministry of Finance 144A, 5.88%, 2/24/26 (a)	$2,385
3,510,000	Republic of Belarus Ministry of Finance 144A, 6.38%, 2/24/31 (a)	3,397

		16,332

Bermuda (USD) (0%)
1,540,000	Geopark Ltd. 144A, 6.50%, 9/21/24 (a)	1,455

Brazil (BRL) (1%)
32,390,637	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/28 BRL	7,760

Brazil (USD) (2%)
1,800,000	Brazilian Government International Bond, 4.50%, 5/30/29	1,939
7,750,000	Brazilian Government International Bond, 4.75%, 1/14/50	8,036
4,150,000	Brazilian Government International Bond, 5.00%, 1/27/45	4,416
4,220,000	Itau Unibanco Holding SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.822%) 4.50%, 11/21/29 (a)(b)	4,118
4,492,010	USJ-Acucar e Alcool S/A 144A, 9.88%, 11/09/23 (a)(c)(d)	1,426

		19,935

Canada (USD) (0%)
1,000,000	MEGlobal Canada ULC 144A, 5.88%, 5/18/30 (a)	1,185

Cayman Islands (USD) (1%)
868,000	Odebrecht Oil & Gas Finance Ltd. 144A, 0.00%, (a)(e)(f)	2
1,665,000	Saudi Electricity Global Sukuk Co. 2 144A, 5.06%, 4/08/43 (a)	2,134
1,220,000	Tencent Holdings Ltd. 144A, 3.24%, 6/03/50 (a)	1,365
1,730,000	Tencent Holdings Ltd. 144A, 3.29%, 6/03/60 (a)	1,990

		5,491

Chile (USD) (0%)
2,494,454	Latam Airlines 2015-1 Pass-Through Trust A, 4.20%, 11/15/27	2,183

Colombia (USD) (3%)
4,475,000	Colombia Government International Bond, 3.88%, 4/25/27	4,876
3,655,000	Colombia Government International Bond, 4.50%, 3/15/29	4,161
3,770,000	Colombia Government International Bond, 5.00%, 6/15/45	4,663
4,754,000	Colombia Government International Bond, 6.13%, 1/18/41	6,399
4,985,000	Colombia Government International Bond, 7.38%, 9/18/37	7,298

		27,397

Costa Rica (USD) (0%)
1,820,000	Costa Rica Government International Bond 144A, 6.13%, 2/19/31 (a)	1,661

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,560,000	Costa Rica Government International Bond 144A, 7.00%, 4/04/44 (a)	$2,289
1,275,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (a)	1,143

		5,093

Dominica Republic (DOP) (0%)
213,300,000	Dominican Republic International Bond 144A, 9.75%, 6/05/26 DOP (a)	3,578

Dominica Republic (USD) (4%)
2,315,000	Dominican Republic International Bond 144A, 4.50%, 1/30/30 (a)	2,254
940,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25 (a)	979
2,435,000	Dominican Republic International Bond 144A, 5.88%, 1/30/60 (a)	2,344
6,335,000	Dominican Republic International Bond 144A, 5.95%, 1/25/27 (a)	6,744
9,385,000	Dominican Republic International Bond 144A, 6.00%, 7/19/28 (a)	10,005
1,990,000	Dominican Republic International Bond 144A, 6.40%, 6/05/49 (a)	2,020
2,050,000	Dominican Republic International Bond 144A, 6.50%, 2/15/48 (a)	2,098
1,130,000	Dominican Republic International Bond 144A, 6.60%, 1/28/24 (a)(g)	1,228
2,420,000	Dominican Republic International Bond 144A, 6.85%, 1/27/45 (a)	2,571
4,490,000	Dominican Republic International Bond 144A, 6.88%, 1/29/26 (a)	4,964
4,600,000	Dominican Republic International Bond 144A, 7.45%, 4/30/44 (a)	5,200

		40,407

Ecuador (USD) (1%)
2,555,000	Ecuador Government International Bond 144A, 7.88%, 3/27/25 (a)	1,332
13,645,000	Ecuador Government International Bond 144A, 7.88%, 1/23/28 (a)	6,891
1,520,000	Ecuador Government International Bond, 7.95%, 6/20/24 (h)	843
1,185,000	Ecuador Government International Bond 144A, 7.95%, 6/20/24 (a)	657
4,840,000	Ecuador Government International Bond 144A, 8.75%, 6/02/23 (a)	2,626
1,370,000	Ecuador Government International Bond 144A, 9.65%, 12/13/26 (a)	704

		13,053

Egypt (USD) (3%)
1,550,000	Egypt Government International Bond 144A, 5.58%, 2/21/23 (a)	1,598
1,950,000	Egypt Government International Bond 144A, 6.20%, 3/01/24 (a)(g)	2,012
6,485,000	Egypt Government International Bond 144A, 7.50%, 1/31/27 (a)	6,801
4,800,000	Egypt Government International Bond 144A, 7.63%, 5/29/32 (a)	4,710
4,450,000	Egypt Government International Bond 144A, 7.90%, 2/21/48 (a)(g)	4,115

Principal or Shares	Security Description	Value (000)

3,565,000	Egypt Government International Bond 144A, 8.50%, 1/31/47 (a)	$3,534
5,380,000	Egypt Government International Bond 144A, 8.70%, 3/01/49 (a)	5,345

		28,115

El Salvador (USD) (1%)
3,900,000	El Salvador Government International Bond 144A, 6.38%, 1/18/27 (a)	3,496
2,410,000	El Salvador Government International Bond 144A, 7.63%, 2/01/41 (a)	2,127
995,000	El Salvador Government International Bond 144A, 7.65%, 6/15/35 (a)	895
2,565,000	El Salvador Government International Bond 144A, 8.63%, 2/28/29 (a)	2,555

		9,073

Gabon (USD) (0%)
755,097	Gabon Government International Bond 144A, 6.38%, 12/12/24 (a)	744
2,800,000	Gabon Government International Bond 144A, 6.63%, 2/06/31 (a)	2,672
1,290,000	Gabon Government International Bond 144A, 6.95%, 6/16/25 (a)	1,271

		4,687

Georgia (USD) (1%)
3,460,000	Bank of Georgia JSC 144A, 6.00%, 7/26/23 (a)	3,547
915,000	Georgian Oil & Gas Corp. JSC 144A, 6.75%, 4/26/21 (a)	915
6,605,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	6,787
3,140,000	TBC Bank JSC 144A, 5.75%, 6/19/24 (a)	3,190

		14,439

Ghana (USD) (2%)
4,535,000	Ghana Government International Bond 144A, 6.38%, 2/11/27 (a)	4,206
1,910,000	Ghana Government International Bond 144A, 7.63%, 5/16/29 (a)	1,785
2,690,000	Ghana Government International Bond 144A, 7.88%, 3/26/27 (a)	2,629
1,595,000	Ghana Government International Bond 144A, 8.63%, 6/16/49 (a)	1,420
9,570,000	Ghana Government International Bond 144A, 10.75%, 10/14/30 (a)	11,498

		21,538

Guatemala (USD) (2%)
2,335,000	Guatemala Government Bond 144A, 4.38%, 6/05/27 (a)	2,516
4,930,000	Guatemala Government Bond 144A, 4.50%, 5/03/26 (a)	5,300
4,701,000	Guatemala Government Bond 144A, 4.88%, 2/13/28 (a)	5,247
2,150,000	Guatemala Government Bond 144A, 4.90%, 6/01/30 (a)	2,410
1,760,000	Guatemala Government Bond 144A, 5.38%, 4/24/32 (a)	2,024
6,005,000	Guatemala Government Bond 144A, 6.13%, 6/01/50 (a)	7,344

		24,841

2

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
Honduras (USD) (1%)
3,690,000	Honduras Government International Bond 144A, 5.63%, 6/24/30 (a)	$3,902
2,486,000	Honduras Government International Bond 144A, 6.25%, 1/19/27 (a)	2,704

		6,606

India (USD) (3%)
1,752,000	Adani Electricity Mumbai Ltd. 144A, 3.95%, 2/12/30 (a)	1,735
1,405,000	Adani Green Energy UP Ltd./Prayatna Developers Pvt. Ltd./Parampujya Solar Energy 144A, 6.25%, 12/10/24 (a)	1,486
4,387,950	Adani Transmission Ltd. 144A, 4.25%, 5/21/36 (a)	4,304
4,960,000	Export-Import Bank of India 144A, 3.25%, 1/15/30 (a)	5,048
3,760,000	Muthoot Finance Ltd. 144A, 6.13%, 10/31/22 (a)	3,860
4,610,000	Power Finance Corp. Ltd. 144A, 6.15%, 12/06/28 (a)	5,230
1,275,000	ReNew Power Ltd. 144A, 6.45%, 9/27/22 (a)	1,305
4,170,000	ReNew Power Pvt. Ltd. 144A, 5.88%, 3/05/27 (a)	4,184
5,060,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (a)	4,879

		32,031

Indonesia (EUR) (0%)
380,000	Indonesia Government International Bond, 1.40%, 10/30/31 EUR	435

Indonesia (USD) (5%)
5,900,000	Hutama Karya Persero PT 144A, 3.75%, 5/11/30 (a)	6,432
2,010,000	Indonesia Asahan Aluminium Persero PT 144A, 4.75%, 5/15/25 (a)	2,214
2,490,000	Indonesia Asahan Aluminium Persero PT 144A, 5.45%, 5/15/30 (a)	2,954
1,880,000	Indonesia Asahan Aluminium Persero PT 144A, 6.53%, 11/15/28 (a)	2,336
1,675,000	Indonesia Government International Bond 144A, 6.63%, 2/17/37 (a)	2,408
3,275,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (a)	5,355
1,950,000	Indonesia Government International Bond, 8.50%, 10/12/35 (h)	3,188
2,060,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (a)	2,182
2,670,000	Pertamina Persero PT 144A, 3.10%, 8/27/30 (a)	2,777
3,890,000	Pertamina Persero PT 144A, 4.70%, 7/30/49 (a)	4,544
1,580,000	Pertamina Persero PT 144A, 5.63%, 5/20/43 (a)	1,997
4,000,000	Pertamina Persero PT 144A, 6.50%, 11/07/48 (a)	5,669
241,000	Perusahaan Listrik Negara PT 144A, 5.25%, 5/15/47 (a)	290
4,665,000	Perusahaan Listrik Negara PT 144A, 6.15%, 5/21/48 (a)	6,318
2,025,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.40%, 3/01/28 (a)	2,320

		50,984

Principal or Shares	Security Description	Value (000)
Ivory Coast (EUR) (1%)
2,426,000	Ivory Coast Government International Bond 144A, 5.25%, 3/22/30 EUR (a)	$2,651
3,190,000	Ivory Coast Government International Bond 144A, 5.88%, 10/17/31 EUR (a)	3,505
2,110,000	Ivory Coast Government International Bond 144A, 6.63%, 3/22/48 EUR (a)	2,211
1,660,000	Ivory Coast Government International Bond 144A, 6.88%, 10/17/40 EUR (a)	1,824

		10,191

Ivory Coast (USD) (1%)
5,375,000	Ivory Coast Government International Bond 144A, 6.13%, 6/15/33 (a)	5,265

Jordan (USD) (0%)
1,005,000	Jordan Government International Bond 144A, 7.38%, 10/10/47 (a)	1,055

Kazakhstan (KZT) (0%)
2,098,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)	4,725

Kazakhstan (USD) (1%)
10,350,000	KazMunayGas National Co. JSC 144A, 5.75%, 4/19/47 (a)	12,936

Kenya (USD) (1%)
3,870,000	Kenya Government International Bond 144A, 6.88%, 6/24/24 (a)	3,938
1,690,000	Kenya Government International Bond 144A, 8.25%, 2/28/48 (a)	1,659

		5,597

Lebanon (USD) (0%)
3,370,000	Lebanon Government International Bond, 6.00%, 1/27/23 (c)(d)(h)	577
3,240,000	Lebanon Government International Bond, 6.20%, 2/26/25 (c)(d)(h)	558
1,935,000	Lebanon Government International Bond, 6.60%, 11/27/26 (c)(d)(h)	329
1,176,000	Lebanon Government International Bond, 6.65%, 2/26/30 (c)(d)(h)	200
1,830,000	Lebanon Government International Bond, 6.75%, 11/29/27 (c)(d)(h)	310
1,320,000	Lebanon Government International Bond, 6.85%, 5/25/29 (c)(d)	222
2,790,000	Lebanon Government International Bond, 7.00%, 3/23/32 (c)(d)(g)(h)	478

		2,674

Luxembourg (USD) (1%)
4,885,000	Gazprom PJSC Via Gaz Capital SA 144A, 5.15%, 2/11/26 (a)	5,446

Malaysia (USD) (2%)
8,500,000	1MDB Energy Ltd., 5.99%, 5/11/22 (h)	8,968
3,090,000	Petronas Capital Ltd. 144A, 3.50%, 4/21/30 (a)	3,521
3,320,000	Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (a)	4,572

		17,061

Mauritius (USD) (0%)
1,610,000	Azure Power Solar Energy Pvt. Ltd. 144A, 5.65%, 12/24/24 (a)	1,649

Mexico (MXN) (1%)
26,900,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN	933

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

91,600,000	Mexican Bonos, 8.50%, 5/31/29 MXN	$4,917
56,000,000	Mexican Bonos, 8.50%, 11/18/38 MXN	3,040

		8,890

Mexico (USD) (5%)
6,992,000	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (a)	7,403
4,245,072	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	4,585
330,000	Grupo Bimbo SAB de CV 144A, 4.00%, 9/06/49 (a)	352
3,920,000	Mexico City Airport Trust 144A, 3.88%, 4/30/28 (a)	3,449
3,245,000	Mexico City Airport Trust 144A, 5.50%, 7/31/47 (a)	2,734
1,630,000	Mexico Government International Bond, 6.05%, 1/11/40	2,118
5,200,000	Petroleos Mexicanos 144A, 5.95%, 1/28/31 (a)	4,479
5,143,000	Petroleos Mexicanos 144A, 6.49%, 1/23/27 (a)	4,917
7,915,000	Petroleos Mexicanos, 6.50%, 3/13/27	7,551
2,650,000	Petroleos Mexicanos, 6.50%, 1/23/29	2,451
3,020,000	Petroleos Mexicanos, 6.63%, 6/15/35	2,589
3,439,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,800
1,046,000	Petroleos Mexicanos 144A, 6.84%, 1/23/30 (a)	974
5,320,000	Petroleos Mexicanos 144A, 6.95%, 1/28/60 (a)	4,402
456,000	Petroleos Mexicanos 144A, 7.69%, 1/23/50 (a)	402

		51,206

Mongolia (USD) (3%)
5,675,000	Development Bank of Mongolia LLC 144A, 7.25%, 10/23/23 (a)	5,760
3,395,000	Mongolia Government International Bond 144A, 5.13%, 12/05/22 (a)	3,429
3,065,000	Mongolia Government International Bond, 5.13%, 12/05/22 (h)	3,096
2,450,000	Mongolia Government International Bond 144A, 5.63%, 5/01/23 (a)	2,499
7,165,000	Mongolia Government International Bond 144A, 8.75%, 3/09/24 (a)	7,928
9,073,000	Mongolia Government International Bond 144A, 10.88%, 4/06/21 (a)	9,495

		32,207

Netherlands (USD) (2%)
2,050,000	Listrindo Capital BV 144A, 4.95%, 9/14/26 (a)	2,127
1,680,000	Minejesa Capital BV 144A, 4.63%, 8/10/30 (a)	1,774
4,380,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	4,684
4,056,582	MV24 Capital BV 144A, 6.75%, 6/01/34 (a)	4,056
3,240,000	Prosus NV 144A, 3.68%, 1/21/30 (a)	3,479
2,910,000	Prosus NV 144A, 4.03%, 8/03/50 (a)	3,043
1,960,000	VTR Finance NV 144A, 6.38%, 7/15/28 (a)	2,096

		21,259

Nigeria (USD) (2%)
3,805,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)	3,635
8,260,000	Nigeria Government International Bond 144A, 7.14%, 2/23/30 (a)	7,956
5,175,000	Nigeria Government International Bond 144A, 7.63%, 11/21/25 (a)	5,356

Principal or Shares	Security Description	Value (000)

3,285,000	Nigeria Government International Bond 144A, 7.70%, 2/23/38 (a)	$3,074
2,050,000	Nigeria Government International Bond 144A, 7.88%, 2/16/32 (a)	1,986
3,605,000	Nigeria Government International Bond 144A, 8.75%, 1/21/31 (a)	3,716

		25,723

Oman (USD) (2%)
1,620,000	Oman Government International Bond 144A, 4.75%, 6/15/26 (a)	1,515
4,855,000	Oman Government International Bond 144A, 5.38%, 3/08/27 (a)	4,611
7,455,000	Oman Government International Bond 144A, 6.50%, 3/08/47 (a)	6,632
5,200,000	Oman Government International Bond 144A, 6.75%, 1/17/48 (a)	4,631

		17,389

Panama (USD) (2%)
1,891,601	Aeropuerto Internacional de Tocumen SA 144A, 6.00%, 11/18/48 (a)	2,100
1,840,000	Empresa de Transmision Electrica SA 144A, 5.13%, 5/02/49 (a)	2,166
1,010,000	Panama Government International Bond, 4.30%, 4/29/53	1,326
3,870,000	Panama Government International Bond, 4.50%, 4/01/56	5,244
6,970,000	Panama Government International Bond, 6.70%, 1/26/36	10,720
2,720,000	Panama Government International Bond, 9.38%, 4/01/29	4,290

		25,846

Paraguay (USD) (2%)
6,730,000	Paraguay Government International Bond 144A, 4.95%, 4/28/31 (a)	7,891
2,720,000	Paraguay Government International Bond 144A, 5.40%, 3/30/50 (a)	3,488
3,110,000	Paraguay Government International Bond 144A, 5.60%, 3/13/48 (a)	4,028
2,220,000	Paraguay Government International Bond 144A, 6.10%, 8/11/44 (a)	3,008
1,850,000	Telefonica Celular del Paraguay SA 144A, 5.88%, 4/15/27 (a)	1,965

		20,380

Peru (PEN) (2%)
20,917,000	Peru Government Bond 144A, 5.35%, 8/12/40 PEN (a)(h)	6,160
23,364,000	Peru Government Bond 144A, 5.40%, 8/12/34 PEN (a)(h)	7,221
12,020,000	Peru Government Bond 144A, 5.94%, 2/12/29 PEN (a)(h)	4,085
12,600,000	Peru Government Bond 144A, 6.15%, 8/12/32 PEN (a)(h)	4,235

		21,701

Peru (USD) (1%)
2,144,560	ABY Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	2,820

4

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

3,985,000	Corp. Financiera de Desarrollo SA 144A, 4.75%, 7/15/25 (a)	$4,418

		7,238

Philippines (USD) (0%)
1,695,000	Philippine Government International Bond, 3.70%, 3/01/41	2,056

Qatar (USD) (2%)
3,060,000	Qatar Government International Bond 144A, 4.40%, 4/16/50 (a)	4,164
8,020,000	Qatar Government International Bond 144A, 4.82%, 3/14/49 (a)	11,480
480,000	Qatar Government International Bond, 4.82%, 3/14/49 (h)	687
3,195,000	Qatar Government International Bond 144A, 5.10%, 4/23/48 (a)	4,704

		21,035

Romania (USD) (1%)
4,780,000	Romanian Government International Bond 144A, 4.00%, 2/14/51 (a)(g)	5,022
1,574,000	Romanian Government International Bond 144A, 5.13%, 6/15/48 (a)	1,956
1,780,000	Romanian Government International Bond 144A, 6.13%, 1/22/44 (a)	2,439

		9,417

Russian Federation (RUB) (1%)
1,034,500,000	Russian Federal Bond - OFZ, 6.90%, 5/23/29 RUB	15,026

Russian Federation (USD) (2%)
4,800,000	Russian Foreign Bond - Eurobond 144A, 5.10%, 3/28/35 (a)	6,008
400,000	Russian Foreign Bond - Eurobond, 5.10%, 3/28/35 (h)	501
3,000,000	Russian Foreign Bond - Eurobond 144A, 5.25%, 6/23/47 (a)	4,103
3,800,000	Russian Foreign Bond - Eurobond, 5.63%, 4/04/42 (h)	5,208

		15,820

Saudi Arabia (USD) (2%)
8,520,000	Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39 (a)	10,272
5,170,000	Saudi Government International Bond 144A, 3.75%, 1/21/55 (a)	5,968

		16,240

Senegal (EUR) (1%)
5,185,000	Senegal Government International Bond 144A, 4.75%, 3/13/28 EUR (a)	5,893

Senegal (USD) (1%)
2,680,000	Senegal Government International Bond 144A, 6.25%, 7/30/24 (a)	2,808
4,545,000	Senegal Government International Bond 144A, 6.25%, 5/23/33 (a)	4,520
1,993,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	2,060

		9,388

South Africa (USD) (2%)
2,270,000	Eskom Holdings SOC Ltd. 144A, 6.35%, 8/10/28 (a)	2,296

Principal or Shares	Security Description	Value (000)

3,530,000	Eskom Holdings SOC Ltd. 144A, 6.75%, 8/06/23 (a)	$3,399
7,945,000	Republic of South Africa Government International Bond, 4.30%, 10/12/28	7,495
3,390,000	Republic of South Africa Government International Bond, 5.75%, 9/30/49	3,024
1,870,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	1,933
2,545,000	Transnet SOC Ltd. 144A, 4.00%, 7/26/22 (a)	2,531

		20,678

South Africa (ZAR) (1%)
108,800,000	Republic of South Africa Government Bond, 8.00%, 1/31/30 ZAR	5,884

Sri Lanka (USD) (2%)
1,970,000	Sri Lanka Government International Bond 144A, 5.75%, 4/18/23 (a)	1,606
10,265,000	Sri Lanka Government International Bond 144A, 6.20%, 5/11/27 (a)	7,647
670,000	Sri Lanka Government International Bond 144A, 6.75%, 4/18/28 (a)	499
8,205,000	Sri Lanka Government International Bond 144A, 6.83%, 7/18/26 (a)	6,236
6,140,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (a)	4,759
1,685,000	Sri Lanka Government International Bond 144A, 7.55%, 3/28/30 (a)	1,264
4,645,000	Sri Lanka Government International Bond 144A, 7.85%, 3/14/29 (a)	3,553

		25,564

Tunisia (EUR) (0%)
2,135,000	Banque Centrale de Tunisie International Bond 144A, 6.38%, 7/15/26 EUR (a)	2,263

Tunisia (USD) (1%)
13,070,000	Banque Centrale de Tunisie International Bond 144A, 5.75%, 1/30/25 (a)	12,069

Turkey (USD) (2%)
1,320,000	TC Ziraat Bankasi AS 144A, 5.13%, 5/03/22 (a)	1,285
4,485,000	Turkey Government International Bond, 4.25%, 4/14/26	3,929
3,970,000	Turkey Government International Bond, 5.63%, 3/30/21	3,992
4,970,000	Turkey Government International Bond, 6.13%, 10/24/28	4,643
4,675,000	Turkey Government International Bond, 7.25%, 12/23/23	4,712
3,175,000	Turkey Government International Bond, 7.38%, 2/05/25	3,236

		21,797

Ukraine (EUR) (1%)
4,330,000	Ukraine Government International Bond 144A, 4.38%, 1/27/30 EUR (a)	4,300
3,160,000	Ukraine Government International Bond 144A, 6.75%, 6/20/26 EUR (a)	3,748

		8,048

5	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Ukraine (UAH) (0%)
103,920,000	Ukraine Government International Bond 144A,
	11.67%, 11/22/23 UAH (a)	$3,696

Ukraine (USD) (4%)
2,895,000	Ukraine Government International Bond 144A, 0.32%, 5/31/40 (a)(f)(i)	2,556
9,535,000	Ukraine Government International Bond 144A, 7.25%, 3/15/33 (a)	9,249
980,000	Ukraine Government International Bond 144A, 7.38%, 9/25/32 (a)	966
1,166,000	Ukraine Government International Bond 144A, 7.75%, 9/01/23 (a)	1,214
3,635,000	Ukraine Government International Bond 144A, 7.75%, 9/01/24 (a)	3,775
6,205,000	Ukraine Government International Bond 144A, 7.75%, 9/01/25 (a)	6,426
10,328,000	Ukraine Government International Bond 144A, 7.75%, 9/01/27 (a)	10,583
3,180,000	Ukraine Government International Bond 144A, 8.99%, 2/01/24 (a)	3,432

		38,201

United Arab Emirates (USD) (2%)
9,413,000	Abu Dhabi Crude Oil Pipeline LLC 144A, 4.60%, 11/02/47 (a)	11,824
4,360,000	Abu Dhabi Government International Bond 144A, 3.13%, 9/30/49 (a)	4,894
1,762,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	1,987
3,005,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (a)	4,042

		22,747

United Kingdom (IDR) (1%)
89,288,000,000	Standard Chartered Bank 144A, 8.25%, 5/19/36 IDR (a)	6,589

United States (IDR) (1%)
75,400,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 5.63%, 5/17/23 IDR (a)	5,220
48,100,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.25%, 5/17/36 IDR (a)	3,549
24,925,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 IDR (a)	1,858
11,270,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 11.00%, 9/17/25 IDR (a)	933

		11,560

United States (UAH) (1%)
134,000,000	Citigroup Global Markets Holdings Inc. 144A, 15.92%, 11/19/21 UAH (a)	5,226

United States (USD) (0%)
1,810,000	NBM U.S. Holdings Inc. 144A, 7.00%, 5/14/26 (a)	1,957

Uruguay (USD) (2%)
8,665,000	Uruguay Government International Bond, 4.98%, 4/20/55	12,071
7,984,580	Uruguay Government International Bond, 5.10%, 6/18/50	11,202

		23,273

Principal or Shares	Security Description	Value (000)

Uruguay (UYU) (1%)
177,060,000	Uruguay Government International Bond, 3.88%, 7/02/40 UYU	$4,517
173,454,346	Uruguay Government International Bond, 4.38%, 12/15/28 UYU	4,436

		8,953

Venezuela (USD) (0%)
6,400,000	Petroleos de Venezuela SA, 5.38%, 4/12/27 (c)(d)	192
6,055,000	Petroleos de Venezuela SA 144A, 6.00%, 11/15/26 (a)(c)(d)	182
1,122,500	Petroleos de Venezuela SA 144A, 8.50%, 10/27/20 (a)(c)(d)	123
5,085,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (c)(d)(h)	153
2,420,000	Venezuela Government International Bond, 7.00%, 3/31/38 (c)(d)	178
7,789,000	Venezuela Government International Bond, 7.65%, 4/21/25 (c)(d)	572
4,020,000	Venezuela Government International Bond, 7.75%, 10/13/19 (c)(d)	295
9,060,000	Venezuela Government International Bond, 9.25%, 9/15/27 (c)(d)	666

		2,361

Virgin Islands (British) (USD) (1%)
14,400,000	1MDB Global Investments Ltd., 4.40%, 3/09/23 (h)	14,222

Total Bonds (Cost - $1,048,488)		1,028,465

Investment Company (1%)
14,292,353	Payden Cash Reserves Money Market Fund * (Cost - $14,292)	14,292

Total Investments (Cost - $1,062,780) (100%)		1,042,757
Other Assets, net of Liabilities (0%)		2,003

Net Assets (100%)		$1,044,760

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	Perpetual security with no stated maturity date.
(f)	Yield to maturity at time of purchase.
(g)

All or a portion of these securities are on loan. At July 31, 2020, the total market value of the Fund’s securities on loan is $5,809 and the total market value of the collateral held by the Fund is $5,957. Amounts in 000s.

(h)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

6

Payden Emerging Markets Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
BRL 2,713	USD 505	HSBC Bank USA, N.A.	09/16/2020	$14
CLP 4,025,000	USD 5,127	HSBC Bank USA, N.A.	10/19/2020	194
CNH 72,431	USD 10,281	HSBC Bank USA, N.A.	10/29/2020	25
COP 8,910,000	USD 2,347	HSBC Bank USA, N.A.	08/18/2020	36
EUR 9,312	USD 10,507	HSBC Bank USA, N.A.	09/23/2020	474
INR 382,730	USD 5,060	HSBC Bank USA, N.A.	10/14/2020	18
MXN 26,700	USD 1,181	HSBC Bank USA, N.A.	10/20/2020	6
MYR 16,053	USD 3,773	Barclays Bank PLC	08/24/2020	10
PHP 252,560	USD 5,079	HSBC Bank USA, N.A.	10/15/2020	40
PLN 20,201	USD 5,099	HSBC Bank USA, N.A.	10/26/2020	298
THB 150,800	USD 4,790	Barclays Bank PLC	08/11/2020	46
USD 8,290	BRL 42,212	Barclays Bank PLC	09/16/2020	212
USD 31,785	PEN 108,997	Barclays Bank PLC	09/22/2020	965
USD 5,341	IDR 78,139,000	HSBC Bank USA, N.A.	09/10/2020	11
ZAR 83,860	USD 4,711	Barclays Bank PLC	09/21/2020	167
ZAR 7,280	USD 421	HSBC Bank USA, N.A.	09/21/2020	2

				2,518

Liabilities:
PEN 33,111	USD 9,743	Barclays Bank PLC	09/22/2020	(380)
PEN 34,981	USD 9,936	HSBC Bank USA, N.A.	09/22/2020	(45)
RUB 320,270	USD 4,474	Barclays Bank PLC	08/07/2020	(162)
RUB 20,040	USD 280	HSBC Bank USA, N.A.	08/07/2020	(10)
USD 4,615	THB 150,800	Barclays Bank PLC	08/11/2020	(221)
USD 13,600	MYR 59,807	Barclays Bank PLC	08/24/2020	(491)
USD 5,090	PHP 252,560	Barclays Bank PLC	10/15/2020	(28)
USD 4,822	RUB 364,490	HSBC Bank USA, N.A.	08/07/2020	(85)
USD 2,253	COP 8,910,000	HSBC Bank USA, N.A.	08/18/2020	(131)
USD 10,621	ZAR 197,460	HSBC Bank USA, N.A.	09/21/2020	(865)
USD 36,278	EUR 32,138	HSBC Bank USA, N.A.	09/23/2020	(1,624)
USD 5,070	INR 382,730	HSBC Bank USA, N.A.	10/14/2020	(8)

				(4,050)

Net Unrealized Appreciation (Depreciation)				$(1,532)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
5-Year Interest Rate Swap, Receive Fixed 2.500% Quarterly, Pay Variable 2.400% (CNRR007 Index) Quarterly	07/28/2025	$162,160	$(96)	$—	$(96)

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: Federative Republic of Brazil), Pay 1% Quarterly, Receive upon credit default	12/20/2024	$5,475	$206	$335	$(129)
Protection Bought (Relevant Credit: Markit CDX, North America High Yield Series 34 Index), Pay 5% Quarterly, Receive upon credit default	06/20/2025	4,930	(225)	4	(228)

7	Payden Mutual Funds

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: Republic of Chile), Pay 1% Quarterly, Receive upon credit default	06/20/2025	9,520	(171)	(89)	(82)
Protection Bought (Relevant Credit: Republic of Colombia), Pay 1% Quarterly, Receive upon credit default	12/20/2024	11,750	39	551	(512)
Protection Bought (Relevant Credit: Republic of Colombia), Pay 1% Quarterly, Receive upon credit default	06/20/2025	4,790	47	343	(296)
Protection Bought (Relevant Credit: Republic of South Africa), Pay 1% Quarterly, Receive upon credit default	06/20/2025	10,140	923	1,118	(196)
Protection Bought (Relevant Credit: United Mexican States), Pay 1% Quarterly, Receive upon credit default	06/20/2025	4,900	81	395	(314)

			$900	$2,657	$(1,757)

8